JPMORGAN TRUST IV

270 Park Avenue

New York, NY 10017

September 7, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust IV (the “Trust”) on behalf of

The JPMorgan Value Plus Fund (the “Fund”)

File Nos. 811-23117 and 333-208312

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information of the Fund do not differ from the prospectus and Statement of Additional Information contained in the Post-Effective Amendment No. 9 (Amendment 10 under the Investment Company Act of 1940) filed electronically on August 30, 2016.

If you have any questions, please call the undersigned at (212) 648-2085.

Sincerely,

/s/ John T. Fitzgerald
John T. Fitzgerald
Assistant Secretary